Offerings - Offering: 1	Jul. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	7,243,689
Proposed Maximum Offering Price per Unit	2.2375
Maximum Aggregate Offering Price	$ 16,207,754.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,238.30
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") shall also register an indeterminate number of additional shares of Common Stock, par value $0.01 ("Common Stock"), of Claros Mortgage Trust, Inc. (the "Registrant") that become issuable under the Registrant's Claros Mortgage Trust, Inc. 2016 Incentive Award Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents (i) 6,500,000 shares of Common Stock authorized for future issuance under the Plan pursuant to an amendment to the Plan that was approved by the Registrant's stockholders on June 3, 2026, plus (ii) 743,689 shares of Common Stock that have become available for issuance under the Plan as a result of the forfeiture, termination, cancellation, expiration or cash settlement of restricted stock units or other stock awards that had been granted under the Plan, pursuant to the terms of the Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are based upon the average of the high and low sale price of the Common Stock as reported by the New York Stock Exchange on July 13, 2026, which date is within five business days prior to the filing of this Registration Statement.